Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events:

The Company has evaluated subsequent events that occurred after the balance sheet date but before the issuance of these consolidated financial statements and, where it was deemed necessary, appropriate disclosures have been made.

a)
On January 1, 2015, the lease of Seanergy's executive offices was extended for one month up to January 31, 2015, at a monthly lease payment of EUR 25. On February 1, 2015, the lease of Seanergy's executive offices was further extended for one month up to February 28, 2015, at a monthly lease payment of EUR 25. On March 13, 2015, the lease of Seanergy's executive offices was further extended up to March 15, 2015, at a lease payment of EUR 12.5, at which point the Company relocated its executive offices to premises owned by an unaffiliated third party.

b)
On January 2, 2015, the Company paid $1,730 as a deposit for the purchase of the second hand Capesize vessel as per agreement dated December 23, 2014, for a gross purchase price of $17,300 (Note 1c). On March 19, 2015, the Company acquired the 2001 Capesize, 171,199 DWT vessel M/V Leadership from an unaffiliated third party. The acquisition of the vessel was financed by (i) a shareholder's convertible note of $4,000 dated March 12, 2015 by Jelco, (ii) by $8,750 loan agreement with Alpha Bank, dated March 6, 2015 and (iii) by an equity injection of $4,500 on March 16, 2015 by Jelco in exchange for the issuance of 25,000,500 newly issuance shares of common stock. The convertible note is repayable in ten consecutive semi-annual installments of $200, along with a balloon installment of $2,000 payable on the final maturity date. The note bears interest of Libor plus a margin of 5% with quarterly interest payments. At Jelco's option, the Company's obligation to repay the principal amount under the convertible note may be paid in common shares at a conversion price of $0.18 per share. The Company has the right to defer up to three consecutive installments to the balloon installment. The Alpha Bank loan is repayable in twenty consecutive quarterly installments, the first four installments being $200 each and the next sixteen quarterly installments being $250 each, along with a balloon installment of $3,950 payable on the final maturity date. The loan bears interest of Libor plus a margin of 3.75% with quarterly interest payments. On March 12, 2015, the Company had entered into a share purchase agreement under which the Company sold 25,000,500 of its common shares to Jelco for $4,500. The Company's Board of Directors obtained a fairness opinion from an independent third party for the share price. The price was determined using a build-up method, combining the Company's net asset value with the cost that a private company would incur to be listed on a U.S. stock exchange. On March 16, 2015, the Company completed the equity injection plan with the abovementioned entity. The shares to the entity were issued on March 16, 2015.

c)
On January 15, 2015, the Company announced that the closing of the previously announced agreement for the contribution of four Capesize vessels to Seanergy has been extended to June 30, 2015. The Company also announced that continued discussions could lead to changes in the transaction which remains subject to certain conditions and sellers' third party consents.

d)
On January 28, 2015, the Company received written notification from the NASDAQ Stock Market, indicating that because the closing bid price of the Company's common stock for 30 consecutive business days, from December 12, 2014 to January 27, 2015, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company is not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance is 180 days, or until July 27, 2015. The Company intends to monitor the closing bid price of its common stock between now and July 27, 2015 and is considering its options, including a reverse stock split, in order to regain compliance with the Nasdaq Capital Market minimum bid price requirement. The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. In the event the Company does not regain compliance within the 180-day grace period and it meets all other listing standards and requirements, the Company may be eligible for additional 180-day grace period. The Company intends to cure the deficiency within the prescribed grace period. During this time, the Company's common stock will continue to be listed and trade on the Nasdaq Capital Market. The Company's business operations are not affected by the receipt of the notification.

e)
As of February 2, 2015, by virtue of a proxy granted to Claudia Restis, the beneficial owner of 100% of the capital stock of each of Comet Shipholding Inc. and Jelco, by Plaza Shipholding Corp., Claudia Restis may be deemed to beneficially own 4,271,393 shares of common stock pursuant to which Claudia Restis may be deemed to share the power to vote such shares.

f)
On February 11, 2015, the Company's wholly owned subsidiary Leader Shipping Co., or Leader, signed a management agreement with V.Ships Greece Ltd. for the provision of technical management services relating to the newly acquired vessel M/V Leadership. The monthly fixed management fee is agreed to approximately $11.

g)
On March 2, 2015, the Company's wholly owned subsidiary Seanergy Management Corp. signed a commercial management agreement with Fidelity Marine Inc., or Fidelity, for a minimum period of one year and shall continue thereafter until terminated by either party giving to the other notice in writing. Pursuant to this commercial management agreement, Fidelity will perform the commercial management of the Company's fleet and its employment. The Company shall reimburse Fidelity for all reasonable running and/or out of pocket expenses, including but not limited to, telephone, fax, stationary and printing expenses, as well as any pre-approved travelling expenses in relation to this agreement.

h)
On March 12, 2015, the Company entered into a share purchase agreement under which the Company sold 1,667,000 of its common shares to its Chief Executive Officer, or CEO, for $300. The Company's Board of Directors obtained a fairness opinion from an independent third party for the share price. The price was determined using a build-up method, combining the Company's net asset value with the cost that a private company would incur to be listed on a U.S. stock exchange. On March 16, 2015, the Company completed the equity injection plan with the abovementioned entity. The shares to the CEO were issued on March 16, 2015. The funds were contributed for general corporate purposes.

i)
On March 19, 2015, Seanergy Shipmanagement Corp., or Seanergy Shipmanagement, entered into an agreement with Leader, the owner of the M/V Leadership, for the provision of the vessel's insurances, bunkering and operation. Leader shall reimburse Seanergy Shipmanagement for all reasonable running and/or out of pocket expenses in relation to this agreement. The agreement between Leader and Seanergy Shipmanagement is for an indefinite period until terminated by either party giving to the other notice in writing.